Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 17, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 104		$ 14
Breach of contract claim filed by Telefónica
Disclosure of contingent liabilities [line items]
Legal proceedings provision		$ 88
Total for all joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	1		1
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	209		328
Legal proceedings contingent liability | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 8		$ 9